Organization - Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE (Details)	12 Months Ended
Dec. 31, 2023
QD Data Limited ("Qudian HK")
Organization
Place of incorporation	Hong Kong (“HK”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
QD Technology Limited ("Qudian BVI")
Organization
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding, research and development
Qudian Inc. Equity Incentive Trust ("Share Based Payment Trust")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	0.00%
Principal activities	Employee benefits
Qufenqi (HK) Limited ("Qufenqi HK")
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Qudian Technology Co., Ltd. ("Xiamen Qudian")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service, sale of products
Fast Horse Inc.("Fast Horse Inc.", formerly known as Qu Plus Plus Inc)
Organization
Place of incorporation	Cayman Islands
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Xiamen Happy Time Technology Co., Ltd. ("Xiamen Happy Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Technology development and service
Fast Horse Expresss Limited ("Fast Horse BVI", formerly known as Qu Plus Plus limited
Organization
Place of incorporation	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
Fast Horse (HK) Limited. ("Fast Horse HK", formerly known as Qu Plus (HK) limited)
Organization
Place of incorporation	HK
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding
F&H EXPRESS INC. ("F&H EXPRESS INC.")
Organization
Place of incorporation	USA
Percentage of legal ownership by the Company	100.00%
Principal activities	Delivery service
LAST MILE EXPRESS PTY LTD ("LAST MILE EXPRESS")
Organization
Place of incorporation	Australia
Percentage of legal ownership by the Company	100.00%
Principal activities	Delivery service
F&H EXPRESS PTY LTD ("F&H EXPRESS PTY")
Organization
Place of incorporation	Australia
Percentage of legal ownership by the Company	100.00%
Principal activities	Delivery service
Beijing Happy Time Technology Development Co., Ltd. ("Beijing Happy Time")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. ("Ganzhou Qudian")
Organization
Place of incorporation	PRC
Percentage of legal ownership by the Company	0.00%
Principal activities	Technology development service, sale of products and educational services